UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------

Check here if Amendment /  /; Amendment Number:
                                                ----------------------
  This Amendment (Check only one.):    /  /  is a restatement.
                                       /  /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28-11728
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------
Title:           Chief Compliance Officer
                 -------------------------------------------------
Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia         Los Angeles, CA           February 11, 2009
---------------------------    ---------------------     --------------------
     [Signature]                  [City, State]                [Date]


 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                                   --------------------------

Form 13F Information Table Entry Total:             73
                                                   --------------------------

Form 13F Information Table Value Total:             $93,085
                                                   --------------------------
                                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None















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

                                                      FORM 13-F INFORMATION TABLE

COLUMN 1              COLUMN 2          COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
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NAME OF               TITLE OF                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER                 CLASS             CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED   NONE
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
AIR PRODS &
CHEMS INC              COM              009158106       538     10,696   SH           SOLE        NO        10,696

ALLSTATE CORP          COM              020002101       491     14,979   SH           SOLE        NO        14,979

CISCO SYS INC          COM              17275R102       321     19,666   SH           SOLE        NO        19,666

CITIGROUP INC          COM              172967101       447     66,622   SH           SOLE        NO        66,622

DELL INC               COM              24702R101       466     45,550   SH           SOLE        NO        45,550

DISNEY WALT CO         COM DISNEY       254687106       356     15,685   SH           SOLE        NO        15,685

HARLEY DAVIDSON
INC                    COM              412822108       590     34,788   SH           SOLE        NO        34,788

METLIFE INC            COM              59156R108       747     21,415   SH           SOLE        NO        21,415

MICROSOFT CORP         COM              594918104       571     29,351   SH           SOLE        NO        29,351

RENT A CTR INC
NEW                    COM              76009N100        64      3,600   SH           SOLE        NO         3,600

ROCKWELL
COLLINS INC            COM              774341101       551     14,088   SH           SOLE        NO        14,088

UNITEDHEALTH
GROUP INC              COM              91324P102       636     23,891   SH           SOLE        NO        23,891

ALLIED IRISH
BKS P L C              SPON ADR ORD     019228402       464     99,005   SH           SOLE        NO        99,005

ASML HOLDING N V       NY REG SHS       N07059186     2,560    141,694   SH           SOLE        NO       141,694

AXA                    SPONSORED ADR    054536107     2,686    119,517   SH           SOLE        NO       119,517
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

BRITISH AMERN
TOB PLC                SPONSORED ADR    110448107     4,414     83,114   SH           SOLE        NO        83,114

CREDIT SUISSE
GROUP                  SPONSORED ADR    225401108     1,225     43,360   SH           SOLE        NO        43,360

CRH PLC                ADR              12626K203     2,058     79,080   SH           SOLE        NO        79,080

ERICSSON L M
TEL CO                 ADR B SEK 10     294821608     3,271    418,793   SH           SOLE        NO       418,793

FRANCE TELECOM         SPONSORED ADR    35177Q105     4,163    148,321   SH           SOLE        NO       148,321

GLAXOSMITHKLINE PLC    SPONSORED ADR    37733W105         9        235   SH           SOLE        NO           235

HONDA MOTOR LTD        AMERN SHS        438128308     2,969    139,150   SH           SOLE        NO       139,150

HSBC HOLDINGS PLC      SPON ADR NEW     404280406     2,386     49,014   SH           SOLE        NO        49,014

ING GROEP N V          SPONSORED ADR    456837103     1,951    175,803   SH           SOLE        NO       175,803

KONINKLIJKE
PHILIPS ELECTRS        NY REG SH NEW    500472303     2,748    138,300   SH           SOLE        NO       138,300

MANULIFE FINL
CORP                   COM              56501R106     1,339     78,606   SH           SOLE        NO        78,606

MITSUBISHI UFJ
FINL GROUP IN          SPONSORED ADR    606822104     2,347    377,888   SH           SOLE        NO       377,888

NOVARTIS A G           SPONSORED ADR    66987V109     1,848     37,148   SH           SOLE        NO        37,148

PRECISION
DRILLING TR            TR UNIT          740215108       642     76,562   SH           SOLE        NO        76,562

REED ELSEVIER
N V                    SPONSORED ADR    758204101     2,947    122,238   SH           SOLE        NO       122,238

RIO TINTO PLC          SPONSORED ADR    767204100       915     10,293   SH           SOLE        NO        10,293
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                                                          4

ROYAL BK SCOTLAND      SPONS ADR
GROUP PLC              20 ORD           780097689       690     45,504   SH           SOLE        NO        45,504

ROYAL DUTCH
SHELL PLC              SPON ADR B       780259107     3,444     66,965   SH           SOLE        NO        66,965

SANOFI AVENTIS         SPONSORED ADR    80105N105     2,712     84,321   SH           SOLE        NO        84,321

SIEMENS A G            SPONSORED ADR    826197501     3,895     51,416   SH           SOLE        NO        51,416

TELEFONICA S A         SPONSORED ADR    879382208     4,944     73,359   SH           SOLE        NO        73,359

TELUS CORP             NON-VTG SHS      87971M202     1,470     51,718   SH           SOLE        NO        51,718

UBS AG                 SHS NEW          H89231338     1,883    131,691   SH           SOLE        NO       131,691

UNILEVER PLC           SPON ADR NEW     904767704     2,707    117,580   SH           SOLE        NO       117,580

VODAFONE GROUP
PLC NEW                SPON ADR NEW     92857W209     2,044    100,009   SH           SOLE        NO       100,009

AMERICA MOVIL
SAB DE CV              SPON ADR L SHS   02364W105       241     74,300   SH           SOLE        NO        74,300

AU OPTRONICS
CORP                   SPONSORED ADR    002255107     1,120    145,773   SH           SOLE        NO       145,773

BRASIL TELECOM
SA                     SPONS ADR PFD    10553M101       303     16,900   SH           SOLE        NO        16,900

CELLCOM ISRAEL
LTD                    SHS              M2196U109        68      3,084   SH           SOLE        NO         3,084

CEMEX SAB DE CV        SPON ADR NEW     151290889       634     69,395   SH           SOLE        NO        69,395

CHINA LIFE INS
CO LTD                 SPON ADR REP H   16939P106       135      2,900   SH           SOLE        NO         2,900
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                                                          5

CHINA MOBILE
LIMITED                SPONSORED ADR    16941M109     1,846     36,300   SH           SOLE        NO        36,300

CHINA PETE &
CHEM CORP              SPON ADR H SHS   16941R108       111      1,800   SH           SOLE        NO         1,800

CHUNGHWA
TELECOM CO LTD         SPON ADR NEW     17133Q304       677     43,369   SH           SOLE        NO        43,369

COMPANHIA DE
SANEAMENTO BASI        SPONSORED ADR    20441A102       908     37,500   SH           SOLE        NO        37,500

COMPANHIA VALE
DO RIO DOCE            SPONSORED ADR    204412209       981     81,000   SH           SOLE        NO        81,000

COMPANHIA VALE
DO RIO DOCE            SPON ADR PFD     204412100       109     10,200   SH           SOLE        NO        10,200

CNOOC LTD              SPONSORED ADR    126132109     4,130     43,367   SH           SOLE        NO        43,367

GOLD FIELDS LTD
NEW                    SPONSORED ADR    38059T106       226     22,800   SH           SOLE        NO        22,800

GRUPO TELEVISA
SA DE CV               SP ADR REP ORD   40049J206       571     38,200   SH           SOLE        NO        38,200

INFOSYS
TECHNOLOGIES LTD       SPONSORED ADR    456788108       447     19,000   SH           SOLE        NO        19,000

LG DISPLAY CO LTD      SPONS ADR REP    50186V102       544     65,700   SH           SOLE        NO        65,700

MECHEL OAO             SPONSORED ADR    583840103       593    148,300   SH           SOLE        NO       148,300

MOBILE
TELESYSTEMS OJSC       SPONSORED ADR    607409109       531     19,900   SH           SOLE        NO        19,900

NETEASE COM INC        SPONSORED ADR    64110W102       981     44,400   SH           SOLE        NO        44,400

PETROCHINA CO LTD      SPONSORED ADR    71646E100       107      1,200   SH           SOLE        NO         1,200
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                                                          6

PETROLEO BRASILEIRO
SA PETRO               SP ADR NON VTG   71654V101     1,033     50,600   SH           SOLE        NO        50,600

PETROLEO BRASILEIRO
SA PETRO               SPONSORED ADR    71654V408     1,560     63,700   SH           SOLE        NO        63,700

POSCO                  SPONSORED ADR    693483109       151      2,000   SH           SOLE        NO         2,000

SASOL LTD              SPONSORED ADR    803866300       331     10,900   SH           SOLE        NO        10,900

SHANDA INTERACTIVE
ENTMT LTD              SPONSORED ADR    81941Q203        91      2,800   SH           SOLE        NO         2,800

SOHU COM INC           COM              83408W103       166      3,500   SH           SOLE        NO         3,500

TAIWAN SEMICONDUCTOR
MFG LTD                SPONSORED ADR    874039100       513     64,982   SH           SOLE        NO        64,982

TELE NORTE LESTE
PART S A               SPON ADR PFD     879246106       367     26,400   SH           SOLE        NO        26,400

TEVA PHARMACEUTICAL
INDS LTD               ADR              881624209       295      6,924   SH           SOLE        NO         6,924

UNIBANCO UNIAO
DE BANCOS BRA          ADR              90458E107       595      9,200   SH           SOLE        NO         9,200

VANGUARD INTL
EQUITY INDEX F         EMR MKT ETF      922042858     1,557     65,700   SH           SOLE        NO        65,700

YANZHOU COAL
MNG CO LTD             SPON ADR H SHS   984846105       658     87,500   SH           SOLE        NO        87,500
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